SHAREHOLDERS' EQUITY (Details)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Common Stock, Shares Authorized	5,000,000,000	49,800,000	49,800,000
Common Stock, Shares, Issued	55,636,283	40,227,953	13,369,809
Common Stock, Shares, Outstanding	55,636,283	40,227,953	13,369,809
Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	5,000,000,000	49,800,000	49,800,000
Common Stock, Shares, Issued	55,636,283	40,227,953	13,369,809
Common Stock, Shares, Outstanding	55,636,283	40,227,953	13,369,809
Deferred A Shares [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	800,000	800,000	800,000
Common Stock, Shares, Issued	0	0	0
Common Stock, Shares, Outstanding	0	0	0
Deferred B Shares [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	1,200,000	1,200,000	1,200,000
Common Stock, Shares, Issued	0	0	0
Common Stock, Shares, Outstanding	0	0	0
Deferred C Shares [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	400,000	400,000	400,000
Common Stock, Shares, Issued	0	0	0
Common Stock, Shares, Outstanding	0	0	0